Loans Receivable, Net - Summary of Company's Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 545,839	$ 552,406
Specific Allowance for Impairment	1,514	1,929
Allowance for Loans not Impaired	4,775	6,753
One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	150,551	155,252
Specific Allowance for Impairment	51	597
Allowance for Loans not Impaired	1,147	1,451
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	34,238	34,103
Allowance for Loans not Impaired	181	218
Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,102	3,248
Allowance for Loans not Impaired	14	39
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	25,991	29,736
Allowance for Loans not Impaired	85	466
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	24,241	10,618
Allowance for Loans not Impaired	146	88
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	26,654	34,681
Specific Allowance for Impairment	663	771
Allowance for Loans not Impaired	460	534
Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	150,596	157,692
Specific Allowance for Impairment	738	465
Allowance for Loans not Impaired	1,345	2,254
Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	42,874	51,868
Allowance for Loans not Impaired	461	510
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	14,438	11,167
Specific Allowance for Impairment	62	96
Allowance for Loans not Impaired	432	445
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	74,154	64,041
Allowance for Loans not Impaired	504	748
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	498,609	507,332
Pass [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	146,129	149,351
Pass [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	33,481	33,462
Pass [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,025	3,126
Pass [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	20,066	29,736
Pass [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	24,241	10,443
Pass [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	15,328	19,899
Pass [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	131,854	143,044
Pass [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	40,121	46,042
Pass [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	14,118	10,727
Pass [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	71,246	61,502
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	9,863	2,430
Special Mention [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	203	814
Special Mention [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	40	43
Special Mention [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,904
Special Mention [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	362	52
Special Mention [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	5,492	515
Special Mention [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	516	480
Special Mention [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	21
Special Mention [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	325	526
Impaired Loans Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	37,367	42,644
Impaired Loans Substandard [Member] | One-to-Four Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	4,219	5,087
Impaired Loans Substandard [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	757	641
Impaired Loans Substandard [Member] | Junior Liens [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	37	79
Impaired Loans Substandard [Member] | Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,021
Impaired Loans Substandard [Member] | Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total		175
Impaired Loans Substandard [Member] | Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	10,964	14,730
Impaired Loans Substandard [Member] | Non-Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	13,250	14,133
Impaired Loans Substandard [Member] | Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,237	5,346
Impaired Loans Substandard [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	299	440
Impaired Loans Substandard [Member] | Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 2,583	$ 2,013